UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2018

Laurie D. Neat

AMCAP Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [imga1f590771.jpg]

AMCAP Fund®

Investment portfolio

November 30, 2018

unaudited

Common stocks 89.39% Health care 23.24%	Shares	Value (000)
AbbVie Inc.	20,419,227	$1,924,920
Abbott Laboratories	23,839,454	1,765,312
UnitedHealth Group Inc.	6,136,206	1,726,483
Amgen Inc.	6,532,605	1,360,415
Thermo Fisher Scientific Inc.	5,092,500	1,270,833
BioMarin Pharmaceutical Inc.1,2	10,177,000	977,297
Illumina, Inc.2	2,895,257	977,149
Gilead Sciences, Inc.	11,819,734	850,312
PerkinElmer, Inc.1	7,191,234	626,069
Stryker Corp.	3,431,066	602,015
IQVIA Holdings Inc.2	3,052,000	381,714
Humana Inc.	1,053,500	347,097
Integra LifeSciences Holdings Corp.1,2	5,995,967	321,564
PRA Health Sciences, Inc.2	2,654,444	309,880
Hologic, Inc.2	5,506,871	244,560
Johnson & Johnson	1,500,000	220,350
Molina Healthcare, Inc.2	1,391,500	194,406
Boston Scientific Corp.2	4,918,700	185,287
Medtronic PLC	1,700,000	165,801
Edwards Lifesciences Corp.2	1,023,000	165,736
EssilorLuxottica3	573,000	72,783
Danaher Corp.	583,200	63,884
Express Scripts Holding Co.2	593,000	60,172
Cigna Corp.	263,000	58,749
		14,872,788
Information technology 17.80%
Microsoft Corp.	13,027,001	1,444,564
Broadcom Inc.	4,339,848	1,030,323
Mastercard Inc., Class A	4,061,957	816,738
Accenture PLC, Class A	4,509,000	741,821
Worldpay, Inc., Class A2	7,379,000	633,192
Intel Corp.	11,499,000	567,016
Autodesk, Inc.2	3,919,000	566,295
Trimble Inc.1,2	13,730,243	522,161
ASML Holding NV3	2,960,100	503,320
Texas Instruments Inc.	4,246,196	423,983
Skyworks Solutions, Inc.	5,822,058	423,671
FleetCor Technologies, Inc.2	1,995,000	385,833
Qorvo, Inc.2	4,520,394	297,487
QUALCOMM Inc.	5,000,000	291,300
ServiceNow, Inc.2	1,393,000	258,081
Zebra Technologies Corp., Class A2	1,354,972	243,624
Amphenol Corp., Class A	2,507,000	220,466
Arista Networks, Inc.2	903,815	215,542
Fiserv, Inc.2	1,926,000	152,404
Adobe Inc.2	564,700	141,678

AMCAP Fund — Page 1 of 9

unaudited

Common stocks Information technology (continued)	Shares	Value (000)
Workday, Inc., Class A2	863,000	$141,532
Applied Materials, Inc.	3,635,000	135,513
Lumentum Holdings Inc.2	2,966,291	131,911
International Business Machines Corp.	1,000,000	124,270
TE Connectivity Ltd.	1,600,000	123,088
Samsung Electronics Co., Ltd.3	3,235,000	121,454
Kingdee International Software Group Co. Ltd.3	119,478,000	119,982
Acacia Communications, Inc.1,2	2,226,600	95,477
CommScope Holding Co., Inc.2	4,944,600	89,497
Lam Research Corp.	570,000	89,467
HubSpot, Inc.2	566,599	78,774
salesforce.com, inc.2	510,000	72,808
Apple Inc.	398,517	71,167
Guidewire Software, Inc.2	595,000	55,311
Visa Inc., Class A	253,500	35,923
Viavi Solutions Inc.2	2,156,074	21,863
		11,387,536
Consumer discretionary 10.28%
Amazon.com, Inc.2	716,700	1,211,345
Booking Holdings Inc.2	476,200	900,913
Lowe’s Companies, Inc.	8,490,000	801,201
NIKE, Inc., Class B	10,365,703	778,672
Marriott International, Inc., Class A	5,252,569	604,203
Williams-Sonoma, Inc.1	5,400,000	305,802
Texas Roadhouse, Inc.1	4,587,200	302,893
Alibaba Group Holding Ltd. (ADR)2	1,506,100	242,271
Polaris Industries Inc.	2,300,000	223,100
Ross Stores, Inc.	2,472,100	216,556
Wynn Resorts, Ltd.	1,945,261	212,812
Signet Jewelers Ltd.1	3,500,000	184,450
Galaxy Entertainment Group Ltd.3	22,886,000	141,458
LKQ Corp.2	4,400,000	122,496
Industria de Diseño Textil, SA3	3,825,017	117,360
TJX Companies, Inc.	1,800,000	87,930
Home Depot, Inc.	391,000	70,505
Grand Canyon Education, Inc.2	459,477	56,222
		6,580,189
Communication services 9.94%
Alphabet Inc., Class C2	847,379	927,397
Alphabet Inc., Class A2	723,910	803,287
Netflix, Inc.2	5,997,000	1,715,922
Facebook, Inc., Class A2	7,985,300	1,122,813
Tencent Holdings Ltd.3	11,426,418	458,327
Twenty-First Century Fox, Inc., Class A	7,881,500	389,898
ITV PLC3	110,800,524	205,549
CBS Corp., Class B	3,600,000	195,048
JCDecaux SA3	4,662,515	158,446
Viacom Inc., Class B	5,065,000	156,306
Activision Blizzard, Inc.	2,974,900	148,388
Electronic Arts Inc.2	937,000	78,773
		6,360,154

AMCAP Fund — Page 2 of 9

unaudited

Common stocks Industrials 9.49%	Shares	Value (000)
General Dynamics Corp.	4,096,000	$757,309
Textron Inc.	11,265,000	632,417
TransDigm Group Inc.2	1,740,725	629,568
Old Dominion Freight Line, Inc.	3,870,000	529,145
Equifax Inc.	3,858,728	396,176
J.B. Hunt Transport Services, Inc.	3,520,215	374,410
CSX Corp.	5,024,986	364,965
Middleby Corp.1,2	2,905,507	350,956
AMETEK, Inc.	4,196,000	308,112
Caterpillar Inc.	2,059,794	279,452
Northrop Grumman Corp.	927,700	241,091
Boeing Co.	555,000	192,452
Harris Corp.	1,200,000	171,540
Fortive Corp.	2,175,000	165,452
Waste Management, Inc.	1,750,000	164,063
KAR Auction Services, Inc.	2,700,000	154,278
Stanley Black & Decker, Inc.	938,000	122,737
Cummins Inc.	505,000	76,285
United Technologies Corp.	615,000	74,932
Masco Corp.	1,000,000	31,690
Waste Connections, Inc.	393,600	30,890
PayPoint PLC3	2,274,900	25,607
		6,073,527
Energy 6.50%
EOG Resources, Inc.	12,490,200	1,290,362
Concho Resources Inc.2	7,355,600	958,729
Halliburton Co.	14,553,500	457,416
Diamondback Energy, Inc.	4,142,000	457,194
Canadian Natural Resources, Ltd. (CAD denominated)	10,486,300	263,529
Noble Energy, Inc.	8,272,404	196,387
Exxon Mobil Corp.	1,846,000	146,757
Schlumberger Ltd.	2,946,000	132,865
SM Energy Co.	4,416,000	90,086
Cimarex Energy Co.	940,000	77,061
Pioneer Natural Resources Co.	409,000	60,430
Southwestern Energy Co.2	5,798,700	27,950
		4,158,766
Financials 4.93%
First Republic Bank	4,001,000	396,699
JPMorgan Chase & Co.	2,518,000	279,976
Charles Schwab Corp.	6,212,000	278,298
Aon PLC, Class A	1,511,900	249,630
Willis Towers Watson PLC	1,450,000	231,203
Berkshire Hathaway Inc., Class B2	1,000,000	218,240
Markel Corp.2	180,000	205,945
Wells Fargo & Co.	3,420,000	185,638
Arch Capital Group Ltd.2	5,770,000	165,137
Zions Bancorporation, NA	3,082,000	149,970
East West Bancorp, Inc.	2,500,000	134,225
CME Group Inc., Class A	689,000	130,965
Kotak Mahindra Bank Ltd.3	7,330,769	129,834
HDFC Bank Ltd.3	4,215,936	128,636
Essent Group Ltd.2	2,866,000	110,513

AMCAP Fund — Page 3 of 9

unaudited

Common stocks Financials (continued)	Shares	Value (000)
London Stock Exchange Group PLC3	2,002,000	$102,945
SVB Financial Group2	233,500	59,498
		3,157,352
Consumer staples 3.03%
Costco Wholesale Corp.	2,487,900	575,402
Herbalife Nutrition Ltd.2	6,406,769	366,788
Walgreens Boots Alliance, Inc.	3,700,100	313,287
Philip Morris International Inc.	2,978,076	257,693
L’Oréal SA, bonus shares3	800,000	189,111
Constellation Brands, Inc., Class A	723,000	141,534
Altria Group, Inc.	1,750,000	95,952
		1,939,767
Materials 2.05%
Celanese Corp.	3,149,624	317,892
Valvoline Inc.1	13,981,000	294,859
International Flavors & Fragrances Inc.	1,704,000	241,338
Ecolab Inc.	990,000	158,885
Linde PLC	869,870	138,353
CCL Industries Inc., Class B, nonvoting	2,936,000	121,780
Vulcan Materials Co.	347,671	36,752
		1,309,859
Utilities 0.58%
NextEra Energy, Inc.	2,023,700	367,726
Real estate 0.57%
American Tower Corp. REIT	693,300	114,041
SBA Communications Corp. REIT2	590,402	100,846
Simon Property Group, Inc. REIT	485,000	90,060
Alexandria Real Estate Equities, Inc. REIT	490,000	61,005
		365,952
Miscellaneous 0.98%
Other common stocks in initial period of acquisition		623,694
Total common stocks (cost: $39,457,188,000)		57,197,310
Short-term securities 10.27%	Principal amount (000)
Apple Inc. 2.21%–2.44% due 12/7/2018–2/5/20194	$80,000	79,864
Chariot Funding, LLC 2.51% due 2/19/20194	35,000	34,787
Chevron Corp. 2.24%–2.38% due 12/3/2018–1/14/20194	188,900	188,641
Coca-Cola Co. 2.21%–2.45% due 12/20/2018–2/4/20194	103,750	103,419
Eli Lilly and Co. 2.25% due 12/7/20184	75,000	74,968
Emerson Electric Co. 2.31% due 12/6/20184	24,800	24,791
ExxonMobil Corp. 2.24% due 12/4/2018–12/12/2018	105,000	104,960
Fannie Mae 2.24%–2.25% due 1/7/2019–1/14/2019	90,000	89,781
Federal Home Loan Bank 2.06%–2.37% due 12/4/2018–3/21/2019	3,292,100	3,280,125
Freddie Mac 2.19%–2.36% due 1/18/2019–2/20/2019	170,000	169,346
Hershey Co. 2.28% due 12/4/20184	30,000	29,993
IBM Corp. 2.30% due 12/17/20184	60,000	59,936
Merck & Co. Inc. 2.31%–2.46% due 1/22/2019–2/12/20194	171,000	170,249

AMCAP Fund — Page 4 of 9

unaudited

Short-term securities	Principal amount (000)	Value (000)
National Rural Utilities Cooperative Finance Corp. 2.27% due 12/14/2018	$40,000	$39,964
Paccar Financial Corp. 2.41% due 1/29/2019	24,200	24,102
Private Export Funding Corp. 2.37% due 1/7/2019	43,000	42,892
Procter & Gamble Co. 2.33%–2.51% due 1/17/2019–2/25/20194	111,700	111,199
Prudential Funding, LLC 2.25% due 12/5/2018	25,000	24,992
Simon Property Group, LP 2.43% due 1/22/20194	25,000	24,911
U.S. Treasury Bills 2.05%–2.43% due 12/6/2018–5/23/2019	1,760,600	1,751,601
United Parcel Service Inc. 2.22% due 12/3/20184	50,000	49,991
Wal-Mart Stores, Inc. 2.33% due 12/10/20184	90,000	89,943
Total short-term securities (cost: $6,570,038,000)		6,570,455
Total investment securities 99.66% (cost: $46,027,226,000)		63,767,765
Other assets less liabilities 0.34%		220,024
Net assets 100.00%		$63,987,789

As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

AMCAP Fund — Page 5 of 9

unaudited

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended November 30, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 11/30/2018 (000)
Common stocks 6.22%
Health care 3.01%
BioMarin Pharmaceutical Inc.2	10,345,500	—	168,500	10,177,000	$(849)	$154,873	$—	$977,297
PerkinElmer, Inc.	5,922,900	1,268,334	—	7,191,234	—	78,855	1,497	626,069
Integra LifeSciences Holdings Corp.2	4,555,967	1,440,000	—	5,995,967	—	(4,040)	—	321,564
PRA Health Sciences, Inc.2,5	2,931,531	750,990	1,028,077	2,654,444	15,709	81,244	—	—
								1,924,930
Information technology 0.96%
Trimble Inc.2	12,300,511	1,429,732	—	13,730,243	—	4,646	—	522,161
Acacia Communications, Inc.2	2,226,600	—	—	2,226,600	—	9,307	—	95,477
Finisar Corp.2,5	6,797,000	—	6,797,000	—	(4,906)	8,396	—	—
								617,638
Consumer discretionary 1.24%
Williams-Sonoma, Inc.	3,100,000	2,300,000	—	5,400,000	—	32,376	6,812	305,802
Texas Roadhouse, Inc.	4,587,200	—	—	4,587,200	—	49,404	3,440	302,893
Signet Jewelers Ltd.	3,500,000	—	—	3,500,000	—	8,470	3,885	184,450
								793,145
Industrials 0.55%
Middleby Corp.2	2,052,775	1,165,732	313,000	2,905,507	(5,551)	12,506	—	350,956
Generac Holdings Inc.2,5	3,894,070	—	3,894,070	—	12,308	(3,819)	—	—
								350,956
Energy 0.00%
Denbury Resources Inc.2,5	22,428,635	—	22,428,635	—	(47,150)	101,319	—	—
Consumer staples 0.00%
Herbalife Nutrition Ltd.2,5,6	4,648,809	4,648,809	2,890,849	6,406,769	68,661	24,421	—	—
Materials 0.46%
Valvoline Inc.	10,638,000	3,343,000	—	13,981,000	—	(23,510)	3,420	294,859
Total 6.22%					$38,222	$534,448	$19,054	$3,981,528

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Represents an affiliated company as defined under the Investment Company Act of 1940.
2	Security did not produce income during the last 12 months.
3	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,521,969,000, which represented 3.94% of the net assets of the fund. This amount includes $2,332,858,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,042,692,000, which represented 1.63% of the net assets of the fund.
5	Unaffiliated issuer at 11/30/2018.
6	This security changed its name during the reporting period.

AMCAP Fund — Page 6 of 9

unaudited

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews

AMCAP Fund — Page 7 of 9

unaudited

changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$14,800,005	$72,783	$—	$14,872,788
Information technology	10,642,780	744,756	—	11,387,536
Consumer discretionary	6,321,371	258,818	—	6,580,189
Communication services	5,537,832	822,322	—	6,360,154
Industrials	6,047,920	25,607	—	6,073,527
Energy	4,158,766	—	—	4,158,766
Financials	2,795,937	361,415	—	3,157,352
Consumer staples	1,750,656	189,111	—	1,939,767
Materials	1,309,859	—	—	1,309,859
Utilities	367,726	—	—	367,726
Real estate	365,952	—	—	365,952
Miscellaneous	576,537	47,157	—	623,694
Short-term securities	—	6,570,455	—	6,570,455
Total	$54,675,341	$9,092,424	$—	$63,767,765

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars

AMCAP Fund — Page 8 of 9

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-002-0119O-S66100	AMCAP Fund — Page 9 of 9

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Herbert Y. Poon
Herbert Y. Poon, Executive Vice President and Principal Executive Officer

Date: January 28, 2019

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: January 28, 2019